Equity (Details)					6 Months Ended	12 Months Ended
	May 06, 2020 USD ($) $ / shares	Feb. 26, 2020 USD ($) $ / shares	May 31, 2019 shares	May 22, 2019 USD ($) shares	Jun. 30, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2018	Dec. 31, 2019 USD ($)
Equity [Abstract]
Share capital | $					$ 10,160,000		$ 10,160,000
Shares outstanding (in shares) | shares					101,601,662
Nominal value per share (in dollars per share) | $ / shares					$ 0.10
Voting right per share | Vote					1
Treasury shares held (in shares) | shares					0
Increase (decrease) in treasury shares (in shares) | shares					0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date					Feb. 26, 2020
Dividend paid date					Mar. 23, 2020
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.41
Dividends paid | $		$ 41,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date					May 06, 2020
Dividend paid date					Jun. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares	$ 0.41
Dividends paid | $	$ 41,700,000
Algonquin [Member]
Equity [Abstract]
Share capital | $				$ 30,000,000
Shares outstanding (in shares) | shares			2,000,000	1,384,402
Ownership interest			44.20%	42.27%	44.20%
Abengoa [Member]
Equity [Abstract]
Ownership interest						41.47%